LONG TERM DEBT (Schedule of Component of Term Debt Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Principal	$ 215,000	$ 215,000
Less: Debt issuance costs, net of amortization	(2,692)	(3,486)
Net carrying amount	$ 212,308	$ 211,514